Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Segment Reporting Information [Line Items]
Segment revenues	¥ 658,097	¥ 725,499	¥ 1,262,014	¥ 1,517,796
Segment profits	76,587	78,460	156,619	169,401
Assets	11,778,544		11,778,544		¥ 11,425,982
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues	660,543	728,683	1,265,741	1,521,191
Segment profits	109,885	115,328	223,316	249,750
Assets	9,620,528		9,620,528		9,098,918
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues	26,063	28,603	51,067	54,059
Segment profits	8,968	11,824	16,788	22,049
Assets	966,357		966,357		991,818
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues	71,784	68,810	141,642	137,156
Segment profits	10,887	10,544	20,583	20,438
Assets	859,007		859,007		847,190
Operating Segment | Real Estate Segment
Segment Reporting Information [Line Items]
Segment revenues	59,003	49,235	113,527	95,755
Segment profits	21,964	11,158	44,183	43,991
Assets	577,414		577,414		620,238
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Segment revenues	264,489	351,917	499,007	774,474
Segment profits	12,966	22,270	24,871	38,927
Assets	893,067		893,067		856,348
Operating Segment | Retail
Segment Reporting Information [Line Items]
Segment revenues	118,920	106,908	221,735	219,505
Segment profits	27,390	20,936	49,175	42,950
Assets	3,368,956		3,368,956		3,174,505
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Segment revenues	120,284	123,210	238,763	240,242
Segment profits	27,710	¥ 38,596	67,716	¥ 81,395
Assets	¥ 2,955,727		¥ 2,955,727		¥ 2,608,819